Share capital (Details) - DKK																															12 Months Ended						36 Months Ended
	Nov. 20, 2017	Sep. 22, 2017	Sep. 01, 2017	Aug. 18, 2017	Aug. 15, 2017	Aug. 15, 2017	Aug. 14, 2017	Jun. 15, 2017	May 30, 2017	Apr. 13, 2017	Mar. 23, 2017	Dec. 08, 2016	Nov. 25, 2016	Nov. 17, 2016	Sep. 29, 2016	Sep. 23, 2016	Sep. 06, 2016	Jun. 16, 2016	May 26, 2016	Apr. 14, 2016	Mar. 30, 2016	Dec. 04, 2015	Nov. 13, 2015	Nov. 04, 2015	Sep. 26, 2015	Sep. 08, 2015	Jun. 20, 2015	Jun. 02, 2015	Apr. 11, 2015	Mar. 21, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2001
Disclosure of classes of share capital
Share capital at beginning of period																															DKK 26,142,000
Capital increase during the period	DKK 2,500	DKK 28,675	DKK 1,500	DKK 156,250			DKK 4,375,000	DKK 8,537	DKK 5,000	DKK 22,000	DKK 9,500	DKK 13,999	DKK 57,913	DKK 8,200	DKK 1,475,221	DKK 45,457	DKK 7,400	DKK 41,269	DKK 43,071	DKK 50,453	DKK 46,613	DKK 63,470	DKK 176,456	DKK 60,843	DKK 150,702	DKK 383,190	DKK 46,521	DKK 51,487	DKK 106,220	DKK 120,833
Share capital at end of period																															30,751,000	DKK 26,142,000
Changes in share capital																															DKK 573,650,000	DKK 165,007,000	DKK 96,413,000	DKK 0	DKK 0
Ordinary shares authorized																															32,840,494	27,813,244
Shares issued																															30,751,327	26,142,365
Overallotment option (as a percent)							15.00%
Sale of treasury shares						DKK 500,000
Proceeds from initial public offering						DKK 567,100,000																									DKK 567,076,000	DKK 0	DKK 0
Expenses related to the private offering																															DKK 71,261,000	DKK 7,861,000
Treasury shares (in shares)																															64,223	564,223
Treasury shares held (as a percent)																															0.20%	2.20%
Fair value of treasury shares																															DKK 5,500,000	DKK 60,100,000
Treasury shares purchased																																DKK 1,700,000				DKK 400,000	DKK 1,300,000
Private Placement
Disclosure of classes of share capital
Shares issued															1,475,221
Gross proceeds from issuance of shares in a private offering															DKK 143,100,000
Expenses related to the private offering					DKK 71,500,000										7,700,000
Warrants
Disclosure of classes of share capital
Expenses related to the private offering					DKK 100,000										DKK 100,000